Benefit Plans, Allocation of Plan Assets (Details)	Dec. 31, 2020	Dec. 31, 2019
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	23.00%	33.00%
Retirement Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	68.00%	63.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	9.00%	4.00%
Postretirement Benefits [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Postretirement Benefits [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	24.00%	34.00%
Postretirement Benefits [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	66.00%	63.00%
Postretirement Benefits [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	10.00%	3.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	25.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	40.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	50.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	70.00%
Pension and Postretirement Plans [Member] | Other [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	0.00%
Pension and Postretirement Plans [Member] | Other [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	10.00%